Accounts receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Trade	$ 38,686	$ 67,913
Holdbacks	7,152	558
Accrued trade receivables	13,174	9,807
Contract receivables	59,012	78,278
Other	7,734	4,121
Total accounts receivable	$ 66,746	$ 82,399
Accounts receivable – holdback percentage	10.00%